Trade receivables, tax receivables and other current assets - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables, tax receivables and other current assets
Trade receivables and others		€ 531	€ 3,807	€ 0
Increase (decrease) in trade and other current receivables.	€ (3,300)
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables and others		€ 531	€ 3,807	€ 0